Intangible assets, airport concessions and goodwill - Net:	12 Months Ended
Dec. 31, 2022
Intangible assets, airport concessions and goodwill - Net:
Intangible assets, airport concessions and goodwill - Net:

Note 8 - Intangible assets, airport concessions and goodwill - Net:

The movements of intangible assets of airport concessions in the periods presented in the consolidated financial statements are as follows:

			Foreign currency
	1/1/2021		translation		Additions (**)		Transfers		12/31/2021

Concessions (Regulated Activity)	Ps.	52,685,526	Ps.	(284,573)	Ps.	219,336	Ps.	2,113,556	Ps.	54,733,845
Contracts assets		3,704,065		8,403		3,146,143		(2,113,556)		4,745,055
Contractor advance		431,805		(104)		278,496				710,197
Licences and ODC		364,727				27,685				392,412
Commercial Right’s (Unregulated Activity)		6,490,236		182,071						6,672,307
Goodwill		2,567,365		35,877						2,603,242
Accumulated amortization		(14,061,413)		92,993		(1,915,289)				(15,883,709)
	Ps.	52,182,311	Ps.	34,667	Ps.	1,756,371	Ps	—	Ps.	53,973,349

			Foreign currency
	1/1/2022		translation		Additions (*)		Transfers		12/31/2022

Concessions (Regulated Activity)	Ps.	54,733,845	Ps.	(1,850,332)	Ps.	134,622	Ps.	3,424,706	Ps.	56,442,841
Contracts assets		4,745,055		(19,605)		2,692,694		(3,424,706)		3,993,438
Contractor advance		710,197		(67)		(332,033)				378,097
Licences and ODC		392,412				27,027				419,439
Commercial Right’s (Unregulated Activity)		6,672,307		(324,598)						6,347,709
Goodwill		2,603,242		(133,864)						2,469,378
Accumulated amortization		(15,883,709)		485,787		(1,994,899)				(17,392,821)
	Ps.	53,973,349	Ps.	(1,842,679)	Ps.	527,411	Ps.	—	Ps.	52,658,081
(*)

Within the most significant additions in 2021 are: In Mexico a) the continuation of the expansion works of the terminal building, commercial platform and roads at the Merida Airport; b) the continuation of the expansion works of terminal 3 and expansion works of terminal 4, expansion of taxiways, expansion of platforms and roads at Cancun Airport, c) New terminal in Tapachula Airport. At Aerostar, the most significant addition is the expansion works of Terminal D at the LMM Airport.

(**)

Within the most significant additions in 2022 are: In Mexico a) the continuation of the expansion works of the terminal building, commercial platform and roads at the Merida Airport; b) the continuation of the expansion works of terminal 3 and expansion works of terminal 4, expansion of taxiways, expansion of platforms and roads at Cancun Airport. At Aerostar, the most significant addition is the expansion works of Terminal D at the LMM Airport.

The consolidated expense for amortization of intangibles related to concessions were Ps.1,820,239, Ps.1,877,315 and Ps.1,945,184 in 2020, 2021 and 2022 and has been charged to the cost of aeronautical and non-aeronautical services, this amount includes the amortization of commercial rights of Ps.181,545, Ps.186,638 and Ps.177,558 for 2020, 2021 and 2022 respectively, recognized by the valuation of its investment in accordance with IFRS 3 “Business combinations”, and the amortization of the intangible assets of Airplan for Ps.101,795, Ps.104,651 and Ps.99,560 for 2020, 2021 and 2022, respectively.

The amortization expense of the Mexican concession by Ps.686,460 in 2020, Ps.759,798 in 2021 and Ps.863,183 in 2022 has been charged to the cost of the aeronautical and non-aeronautical services.

The amortization expense of the Aerostar concessions by Ps.492,505 in 2020, Ps.486,507 in 2021 and Ps.489,041 in 2022 has been charged to the cost of aeronautical and non-aeronautical services.

The amortization expense of the Airplan concessions by Ps.357,934 in 2020, Ps.339,676 in 2021 and Ps.315,848 in 2022 has been charged to the cost of aeronautical and non-aeronautical services.

The expense for amortizing licenses and ODC by Ps.29,632 in 2020, Ps.37,974 in 2021 and Ps.49,715 in 2022 has been charged to administrative expenses.

8.1) Impairment testing of intangible assets, airport concessions and goodwill

The Company reviews the performance of business in the countries where subsidiaries operate, considering three CGUs per country of operation.

During 2021 and 2022 there was a significant passenger recovery due to the easing of measures that were taken in 2020 as consequence of COVID-19. CGUs had growth of 76.3% and 35% in Mexico, 99.9% and 6.5% in Aerostar and, 149.8% and 56.8% in Airplan, compared to 2020 and 2021 respectively. This situation meant that during the year there were no events that constituted indications of impairment in any of the 3 countries, so that the Administration was not obliged to perform impairment tests on all intangible assets and airport concessions. In the Aerostar and Airplan CGUs, the required annual impairment tests were carried out at the value of goodwill, which as of December 31, 2022 is Ps.2,469,378.

Goodwill is assigned to the operating segments that are expected to benefit from the synergies of the business combination, regardless of whether other assets or liabilities of the acquired entities are assigned.

The following is a summary of the allocation of goodwill:

	December 31,
	2021		2022
Aerostar	Ps.	997,644	Ps.	930,231
Airplan		1,605,598		1,539,147
	Ps.	2,603,242	Ps.	2,469,378

Methodology:

Pursuant to IAS 36 methods applied to the 2021 and 2022 calculation, Management determines the recoverable value by the fair value less costs of disposal. The Company used this method for all its CGUs. To determine the fair value less costs of disposal the discounted cash flow projections approved by Management are used covering a period of 31 years in 2021 and 30 years in 2022, respectively, in the case of Aerostar and 11 years in 2021 and 10 years in 2022, respectively, in the case of Airplan, which correspond to the remaining years of the airport concessions.

As of December 31, 2021 and 2022, the Company uses as a valuation technique to estimate the recoverable amount, which uses a single cash flow scenario, the expected cash flow approach, which uses multiple probability-weighted flow scenarios.

This approach uses several cash flow projections considering the probabilities assumed of different events and/or scenarios instead of a single cash flow scenario. Although there may be several scenarios and probabilities, the Company considered that the three scenarios detailed below (base, positive and negative) reflect a representative sample of possible outcomes.

The calculations use cash flow projections that are based on financial budgets and business plans prepared by management and approved by the board of directors. Budgets and business plans are updated to reflect the most recent developments as of the reporting date. Management's expectations reflect performance to date and are based on its experience in times of recession and are consistent with the assumptions a market participant would make. The calculations are based on studies carried out by independent third parties specialized in the aeronautical industry. For the year ending December 31, 2021, the aforementioned calculations were prepared in conjunction with studies published by the International Civil Aviation Organization (ICAO). For the year ending December 31, 2021 and for the CGU, Airplan, which had not yet recovered the passenger levels it had in 2019, the aforementioned calculations were made based on studies published by the International Civil Aviation Organization (ICAO), which contemplated the economic impacts of COVID-19 and presented different recovery curve scenarios.

Due to specific circumstances of each market in which the Company operates, the following scenarios were considered appropriate:

Positive - For the development of the positive scenario of each of the CGUs, a greater growth in passenger traffic was contemplated based on the historical results of the Company as well as the prompt recovery that it had after COVID-19, that is, the Administration considered increasing within these scenarios a percentage applied to passenger traffic in each of the remaining years of the life of each of the concessions, in the case of Airplan and Aerostar for the year 2021 was 10% and 5% respectively, for the year 2022 it was 5% for both CGU on the number of passengers of the base scenario.

Base - To construct the base scenario of each CGU, current effects on the industry impacting on each CGU were considered as well as the recovery and growth obtained from the studies performed by Management through specialized third parties of the industry.

Negative - For the development of the negative scenario of each of the CGUs, a lower flow in passenger traffic was considered, that is, the Administration considered reducing the base scenario by a percentage applied to passenger traffic in each of the remaining years of the period of life of each one of the concessions. In the case of Airplan and Aerostar for 2021 it was -10% and -5% respectively, and for 2022 it was -5% for both CGUs, over the number of passengers in the base scenario.

The expected probability-weighted cash flow determined by the Company consisted of assigning a probability to the 3 scenarios mentioned above. The Company estimated a weighing for each of the scenario as follows:

	2021		2022
	Airplan	Aerostar	Airplan	Aerostar

Negative scenario	20.00%	15.00%	15.00%	15.00%
Base scenario	70.00%	75.00%	75.00%	75.00%
Positive scenario	10.00%	10.00%	10.00%	10.00%
	100.00%	100.00%	100.00%	100.00%

No impairment was recorded in any of the CGUs under any of these 3 scenarios or under that of expected probability-weighted cash flows.

The assumptions used to estimate the recoverable amount are consistent with assumptions made by a market participant. For each CGU, the key assumptions for the base scenario were the following during 2021 and 2022:

	2021
	Airplan	Aerostar
Discount rate	8.57%	9.26%
Operating costs and expenses annual average	3.00%	3.00%
Passenger growth rate in the recovery period of each CGU	18.96%	— *
Recovery period(years)	1	— *
Average growth rate of passengers in the period
after the recovery of passengers for each CGU	4.90%	1.70%
Hierarchy level of the fair value of the recoverable of the CGU	3	3

* This CGU recovered its passenger levels during 2021, taking into account 2019.

	2022
	Airplan	Aerostar

Discount rate	15.31%	10.21%
Operating costs and expenses annual average	4.00%	3.90%
Passenger growth rate in the recovery period of each CGU	— **	—
Recovery period(years)	— **	—
Average growth rate of passengers in the period after the recovery of passengers for each CGU	4.79%	2.50%
Hierarchy level of the fair value of the recoverable of the CGU	3	3

** This CGU recovered its passenger levels during 2022, taking into account 2019.

Management has determined the values assigned to each of the above key assumptions as follows:

2021 and 2022

Assumption	Approach used to determine values

Discount rates	The after-tax discount rates were used from information of listed companies of the industry where each CGU operates.

Average growth rate for operating costs and expenses.	Average growth rate during the concession period, which is based on the latest period and projected inflation trends.

Growth rate of passengers (during the recovery period of each CGU).(assumption applicable in 2021 for the Airplan CGU, in 2022 no longer applies to any CGU)	Weighted average growth rate of departing passengers during the recovery period aligned with industry growth.

Growth rate of departing passengers (after the recovery period of each CGU).	Weighted average growth rate of departing passengers during the concession period aligned with operating and financial growth under a recovered economic environment in terms of passenger traffic.

For the year 2022, sensitivity analyses were applied to projections of each CGU as shown below.

Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of recognizing an impairment of Ps.843,424 and an excess of Ps.3,725,218, in Aerostar, respectively, and an excess of Ps.235,889 and Ps.424,719 in Airplan, respectively. When making a sensitivity analysis on the discount rate of the expected probability-weighted cash flow, there are no significant variations compared with the base scenario.

Further, if the variables of the three scenarios remain constant, including the discount rate, and after the sensitivity analysis performed by the Company on the weighing allocated to each scenario, even considering the negative scenario at 100%, no impairment would be recorded in any of the CGUs.

For the year 2021, sensitivity analyses were applied to projections of each CGU as shown below.

Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.61,088 and Ps.4,120,188, in Aerostar, respectively, and Ps.258,900 and Ps.620,260 in Airplan, respectively. When making a sensitivity analysis on the discount rate of the expected probability-weighted cash flow, there are no significant variations compared with the base scenario.

Further, if the variables of the three scenarios remain constant, including the discount rate, and after the sensitivity analysis performed by the Company on the weighing allocated to each scenario, even considering the negative scenario al 100%, no impairment would be recorded in any of the CGUs.

8.2) Basic terms and conditions of the concessions

Mexico:

The basic terms and conditions of each concession are the following:

a.	The concession holder must undertake the construction, improvement and maintenance of the facilities in accordance with its Master Development Plan (MDP) and is required to update the plan every five years. (See Note 15.b).
b.	The concession holder may only use the airport facilities for the purposes specified in the concession and must provide services in accordance with all applicable laws and regulations, and is subject to statutory oversight by the SCT. The concession holder shall pay a DUAC (currently 5% of the gross income of the concession holder, resulting from the use of public assets in accordance with the terms of the concessions) as required by the applicable law. DUAC is presented in the consolidated statement of income under “Cost of aeronautical services”. (See Note 4).
c.	Fuel services and fuel supply are to be provided by the Mexican Airport and Auxiliary Services Agency, a Decentralized Public Entity.
d.	The concession holder must grant access to and the use of specific areas of the airport to government agencies to perform their activities inside the airports.
e.	The concession may be terminated if the concession holder fails to comply with certain of the obligations imposed by the concession as established in Article 27 or for the reasons specified in Article 26 of the Airport Law.
f.	Revenues resulting from the concession are regulated and subject to a review process. See (Note 18.1.3).
g.	The terms and conditions of the regulations governing the operations of the Company may be modified by the SCT.

Aerostar:

The purpose of the Aerostar concession (Agreement) is to operate the public airport safely by maintaining the highest possible levels of safety and protection at the LMM Airport, and promoting, facilitating and improving commerce, tourism and economic development. The Puerto Rico authorities, Aerostar and the other airlines have agreed to the terms and conditions of the LMM Airport Facility Contract. The concession period is 40 years as of the closing of the agreement assigning the Airport’s operating rights (February 27, 2013).

Under the Agreement, Aerostar has no rights to control in full the use of the Airport facilities, for example, airport facilities that are under the supervision of the Authority or internal or external security in certain areas and it is required to provide certain maintenance services within the airport.

As part of the Agreement, the authorities granted Aerostar the right to sublease the LMM Airport non-aeronautical areas and to collect and retain the fees, charges and payments and income arising from all subleased facilities.

According to the provisions of the Agreement, the Company has the right to collect the annual contributions of all airlines, which will be equal to the sum of the: a) platform use fees; b) landing fees; c) other leases, and d) international and domestic airport use fees.

The Agreement requires Aerostar to make a cash payment of USD2,500 per year for the first five years after the first five years, the authority establishes a payment of “Annual Authority Income Share”, consisting of 5 % of the gross revenues of the airport obtained by Aerostar from the sixth year to the thirtieth year. From year 31 to 40, this amount will increase to 10% of the airport’s gross revenues.

Airplan:

The object of the concession contract is the granting by the Civil Aeronautics of Colombia and in favor of Airplan of the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the airports Antonio Roldán Betancourt, El Caraño, José María Córdova, Las Brujas, Los Garzones, and Olaya Herrera.

The term of execution of the contract extends from the date of signing of the act of commencement of execution (May 15, 2008) and until the date on which one of any of the following events occurs:

●	That the regulated revenues generated are equal to the expected regulated revenues, provided that by that time 15 years have elapsed from the date of execution of the certificate of commencement of execution.
●	That 25 years have elapsed since the date of the execution start certificate regardless of whether, for the time being, regulated revenues generated have not matched the value of the expected regulated revenues.
●	If the regulated income generated equals the expected regulated revenue before 15 years have elapsed from the date of execution of the certificate of commencement of execution, the duration of execution of the certificate of commencement of execution and during this term the Concessionaire must execute all the obligations under his charge under the Concession Contract.

For purposes of the regulated revenue expected as defined in the concession contract, it must be taken into consideration that the expected regulated revenue will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor.

The Grantors agree to assign the regulated and unregulated revenues corresponding to each of the airports to Airplan.

The Concessionaire is obligated, with the grantor to pay, during the term of the contract, a consideration equivalent to 19% of the gross income of the concessionaire.

The Concession granted by virtue of this contract imposes on the concessionaire the general obligation to administer, make commercial use and operate the airports in accordance with the minimum specifications set forth in the contract and at their own risk.

The determination of the economic useful life of the intangible is subject to the percentage of execution of the revenues with respect to the total expected income of the financial model that the Company has.

Contract of Trustee

For the administration of the resources of the Concession and the payment of the obligations in charge of the Concessionaire Airplan, it was forced to constitute a trust, to which it transfers all of its gross income received and all the resources of debt and capital that it obtains for the execution of the Concession.

The Trustee will maintain, in accordance with current accounting standards, a record of each and every one of the payments and transfers that are made to third parties or to the Concessionaire itself with charge to any of the accounts of the trust. The foregoing without prejudice to understand that the assignment of regulated income and non - regulated income that this agreement makes the Concession is made in favor of the Concessionaire and not the trust and that the debt and capital resources obtained by the Concessionaire should be adequately recorded as such in its own accounting and not in the Trust, since it is constituted solely for purposes of the administration of resources.

The constitution of the trust was made through the execution of an irrevocable mercantile trust and administration contract whose term will be the maximum authorized by Colombian commercial laws.

8.3) Subsequent measurement of the intangible asset

The Company will subsequently measure the intangible asset over its economic useful life at cost, less accumulated amortization and impairment loss.